UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

R. Jeffrey Bruce

Bruce & Co.

20 North Wacker Drive, Suite 2414

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-9160

Date of fiscal year end: 06/30

Date of reporting period: 12/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

2017

BRUCE FUND, INC.

SEMI-ANNUAL

REPORT

Report to Shareholders

December 31, 2017

20 North Wacker Drive  ●  Suite 2414  ●  Chicago, Illinois 60606  ●  (312) 236-9160

Management’s Discussion and Analysis (Unaudited)

The Bruce Fund (the “Fund”) shares produced a total return of 4.52% for the six months ended December 31, 2017, compared to a total return of 11.42% for the S&P 500 Index for the same period. Stock markets improved throughout the year and the Fund was not well positioned for the continued strength in the market. Government bond prices showed modest gains while the Fund’s more defensive equities were up slightly in the period.

The worldwide economy has picked up strength, and stock markets are forecasting the possibility of faster economic activity. Given the excessive debt levels, the geopolitical, economic and policy uncertainties, we feel some caution is warranted. The high valuations for most asset classes along with current modest growth could most likely disappoint investment activity, and thus a more conservative posture is warranted.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results (Unaudited)

Average Annual Total Returns for the Periods Ended December 31, 2017

Fund/Index	Six Months	1 Year	5 Year	10 Year
Bruce Fund	4.52%	12.46%	10.24%	8.43%
S&P 500® Index*	11.42%	21.83%	15.79%	8.50%
The net expense ratio as of the most recent prospectus dated October 30, 2017 was
0.71%, which represented the fiscal year ended June 30, 2017. Additional information pertaining to the Fund’s expense ratios as of December 31, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The S&P 500® Index (the “Index”) is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

[1]	As a percent of net assets.
[2]	Ratio rounds to less than 0.05%.

Investment Objective

The investment objective of the Bruce Fund is long-term capital appreciation.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Bruce Fund

Schedule of Investments (Unaudited)

December 31, 2017

Shares/ Principal Amount		Fair Value
COMMON STOCKS – 57.7%

	Consumer Discretionary – 4.1%
400,000	General Motors Co.	$16,396,000
1,357,843	Sirius XM Holdings, Inc.	7,278,038

		23,674,038

	Consumer Staples – 0.2%
15,000	Bunge Ltd. (Bermuda)	1,006,200

	Energy – 0.0%
155,968	PetroQuest Energy, Inc.*	294,780

	Financials – 5.3%
250,000	Allstate Corp.	26,177,500
211,502	GAINSCO, Inc.	4,388,667

		30,566,167

	Health Care – 13.6%
124,500	Abbott Laboratories	7,105,215
124,500	AbbVie, Inc.	12,040,395
155,677	Agenus, Inc.*	507,507
89,000	Allergan PLC	14,558,620
733,094	EDAP TMS S.A. ADR*	2,103,980
200,000	Merck & Co., Inc.	11,254,000
350,000	Pfizer, Inc.	12,677,000
3,170	Prothena Corp. PLC (Ireland)*	118,843
178,058	Supernus Pharmaceuticals, Inc.*	7,095,611
100,000	Synergy Pharmaceuticals, Inc.*	223,000
500,000	Valeant Pharmaceuticals International, Inc.*	10,390,000

		78,074,171

	Industrials – 11.1%
148,199	AMERCO	56,005,884
93,533	Astrotech Corp*	313,334
260,520	Insteel Industries, Inc.	7,377,926

		63,697,144

	Information Technology – 2.2%
130,000	Actua Corp.*	2,028,000
70,000	International Business Machines Corp.	10,739,400

		12,767,400

	Materials – 1.5%
25,000	Ashland Global Holdings, Inc.	1,780,000
590,671	Flotek Industries, Inc.*	2,752,527
200,000	Goldcorp, Inc. (Canada)	2,554,000
199,270	Solitario Exploration & Royalty Corp.*	120,080
68,633	Valvoline, Inc.	1,719,943

		8,926,550

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Schedule of Investments (Unaudited) (continued)

December 31, 2017

Shares/ Principal Amount		Fair Value
COMMON STOCKS – (continued)

	Utilities – 19.7%
200,000	Avista Corp.	$10,298,000
296,212	Calpine Corp.*	4,481,688
450,000	CMS Energy Corp.	21,285,000
300,000	Duke Energy Corp.	25,233,000
200,000	NextEra Energy, Inc.	31,238,000
22,560	WEC Energy Group, Inc.	1,498,661
400,000	Xcel Energy, Inc.	19,244,000

		113,278,349

	Total Common Stocks (Cost $195,296,936)	332,284,799

CONVERTIBLE PREFERRED STOCKS – 1.0%

	Consumer Staples – 0.5%
27,400	Bunge Ltd. (Bermuda), 4.88%	2,850,696

	Energy – 0.5%
187,230	PetroQuest Energy, Inc., Series B, 6.88%	3,019,084

	Total Convertible Preferred Stocks (Cost $9,311,505)	5,869,780

CORPORATE BONDS – 5.0%

	Consumer Discretionary – 0.3%
1,500,000	Land O’Lakes Capital Trust I, 7.45%, 3/15/28(a)	1,755,000

	Energy – 1.3%
515,000	Gevo, Inc., 7.50%, 7/1/22, Callable 7/1/17 @ 100(b)	412,000
1,000,000	ONEOK, Inc., 6.00%, 6/15/35	1,146,560
7,715,471	PetroQuest Energy, Inc., 10.00%, 2/15/21, Callable 2/15/18 @ 105(a)	5,902,335

		7,460,895

	Financials – 1.0%
5,000,000	Security Benefit Life Insurance Co., 7.45%, 10/1/33(a)	6,036,169

	Health Care – 0.8%
1,000,000	AMAG Pharmaceuticals, Inc., 7.88%, 9/1/23(a)	978,750
4,000,000	Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25(a)	3,675,000

		4,653,750

	Utilities – 1.6%
4,000,000	Constellation Energy Group, Inc., 7.60%, 4/1/32	5,275,102
4,000,000	GenOn Americas Generation LLC, 9.13%, 5/1/31	3,850,000

		9,125,102

	Total Corporate Bonds (Cost $23,673,009)	29,030,916

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Schedule of Investments (Unaudited) (continued)

December 31, 2017

Shares/ Principal Amount		Fair Value
CONVERTIBLE CORPORATE BONDS – 5.0%

	Health Care – 4.5%
5,000,000	AMAG Pharmaceuticals, Inc., 2.50%, 2/15/19	$5,012,500
12,951,497	deCODE Genetics, Inc., 3.50%, 4/15/11(b)(c)(d)	32,379
5,009,000	Fluidigm Corp., 2.75%, 2/1/34, Callable 2/6/21 @ 100	4,179,384
2,000,000	Inotek Pharmaceuticals Corp., 5.75%, 8/1/21	1,623,750
18,690,000	Mannkind Corp., 5.75%, 10/23/21(b)	11,774,700
2,000,000	Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21(a)	830,000
1,500,000	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19(a)	1,567,500
2,000,000	Xtant Medical Holdings, Inc., 6.00%, 7/15/21(a)(b)	800,000

		25,820,213

	Industrials – 0.5%
3,000,000	Team, Inc., 5.00%, 8/1/23(a)	3,046,875

	Total Convertible Corporate Bonds (Cost $45,903,750)	28,867,088

U.S. GOVERNMENT BONDS – 21.4%
20,000,000	U.S. Treasury “Strips”, 0.00%, 11/15/45	9,246,144
35,000,000	U.S. Treasury “Strips”, 0.00%, 5/15/42	18,029,574
16,000,000	U.S. Treasury “Strips”, 0.00%, 2/15/45	7,551,967
30,000,000	U.S. Treasury “Strips”, 0.00%, 8/15/28	23,180,592
30,000,000	U.S. Treasury “Strips”, 0.00%, 8/15/29	22,636,362
20,000,000	U.S. Treasury “Strips”, 0.00%, 2/15/36	12,744,257
20,000,000	U.S. Treasury “Strips”, 0.00%, 5/15/44	9,670,688
20,000,000	U.S. Treasury “Strips”, 0.00%, 5/15/46	9,106,959
20,000,000	U.S. Treasury “Strips”, 0.00%, 2/15/41	10,731,969

	Total U.S. Government Bonds (Cost $102,509,797)	122,898,512

U.S. MUNICIPAL BONDS – 0.0%
972,551	Indianapolis Airport Authority, 6.50%, 11/15/31(c)(d)	10

	Total U.S. Municipal Bonds (Cost $162,383)	10

MONEY MARKET – 9.6%
55,223,742	Morgan Stanley Institutional Liquidity Government Portfolio – Class I, 1.20%(e)	55,223,742

	Total Money Market (Cost $55,223,742)	55,223,742

	Total Investments – 99.7% (Cost $432,081,122)	574,174,847

	Other Assets in Excess of Liabilities – 0.3%	1,476,325

	NET ASSETS – 100.0%	$575,651,172

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Schedule of Investments (Unaudited) (continued)

December 31, 2017

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(c)	In default.
(d)	Illiquid security.
(e)	Rate disclosed is the seven day yield as of December 31, 2017.
*	Non-income producing security.
ADR	– American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Statement of Assets and Liabilities (Unaudited)

December 31, 2017

Assets:
Investments in securities, at market value (cost $432,081,122)	$574,174,847
Cash	60,000
Dividends and interest receivable	2,040,514
Receivable for Fund shares sold	18,700
Prepaid expenses and other assets	14,082
Total Assets	576,308,143
Liabilities:
Payable for Fund shares redeemed	230,828
Accrued investment advisory fees	260,938
Other accrued expenses	165,205
Total Liabilities	656,971
Net Assets	$575,651,172
Net Assets consist of:
Capital stock (1,096,183 shares of $1 par value capital stock issued and outstanding)	$1,096,183
Paid in capital	432,938,968
Accumulated undistributed net investment income	86,761
Accumulated net realized loss on investments	(564,465)
Net unrealized appreciation on investments	142,093,725
Net Assets	$575,651,172
Shares Outstanding: 2,000,000 shares authorized	1,096,183
Net asset value, offering and redemption price per share	$525.14

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Statement of Operations (Unaudited)

Six Months Ended December 31, 2017

Investment Income
Interest income	$4,062,389
Dividends (Net of foreign taxes withheld of $1,200)	4,369,541
Total investment income	8,431,930
Expenses
Investment advisory	1,545,437
Administration	140,212
Transfer agent	93,742
Fund accounting	51,780
Report printing	35,762
Audit	29,011
Custodian	24,945
Registration	18,435
Postage	13,622
Insurance	834
Other	4,893
Total expenses	1,958,673
Net Investment Income	6,473,257
Realized & Unrealized Gain on Investments
Net realized gain on investment securities	4,823,983
Change in unrealized appreciation on investment securities	14,267,144
Net realized and unrealized gain on investment securities	19,091,127
Net increase in net assets resulting from operations	$25,564,384

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Statements of Changes in Net Assets

	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations
Net investment income	$6,473,257	$11,771,059
Net realized gain on investment securities	4,823,983	7,554,144
Change in unrealized appreciation on investment securities	14,267,144	865,894
Net increase in net assets resulting from operations	25,564,384	20,191,097
Distributions
From net investment income	(12,365,017)	(11,169,752)
From net realized gain on investments	(10,477,886)	(22,534,288)
Total distributions	(22,842,903)	(33,704,040)
Capital Transactions
Proceeds from shares sold	7,089,053	24,303,020
Reinvestments of distributions	21,234,867	31,423,237
Amount paid for shares redeemed	(30,597,316)	(61,794,623)
Net decrease in net assets resulting from capital transactions	(2,273,396)	(6,068,366)
Total Increase (Decrease) in Net assets	448,085	(19,581,309)
Net Assets
Beginning of period	575,203,087	594,784,396
End of period	$575,651,172	$575,203,087
Accumulated undistributed net investment income included in net assets at end of period	$86,761	$5,978,521
Share Transactions
Shares Sold	13,303	47,005
Shares issued in reinvestment of distributions	40,110	65,030
Shares redeemed	(57,240)	(122,188)
Net decrease in shares outstanding resulting from share transactions	(3,827)	(10,153)

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Financial Highlights

Selected data for each share of capital stock outstanding through each period is presented below

	Six months ended December 31, 2017 (Unaudited)	Fiscal Year Ended June 30,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$522.91	$535.76	$515.63	$537.94	$418.85	$391.05

Investment operations:

Net investment income	6.34	10.67	9.92	6.66	9.51	13.57

Net realized and unrealized gain (loss)	17.49	6.89	33.18	(13.08)	120.91	28.94

Total from investment operations	23.83	17.56	43.10	(6.42)	130.42	42.51

Less Distributions to Shareholders:

From net investment income	(11.69)	(10.08)	(8.45)	(8.81)	(11.33)	(14.71)

From net realized gain	(9.91)	(20.33)	(14.52)	(7.08)	—	—

Total distributions	(21.60)	(30.41)	(22.97)	(15.89)	(11.33)	(14.71)

Net asset value, end of period	$525.14	$522.91	$535.76	$515.63	$537.94	$418.85

Total Return[1]	4.52%[2]	3.74%	8.73%	-1.13%	31.64%	11.12%

Ratios and Supplemental Data
Net assets, end of period ($ millions)	$575.65	$575.20	$594.78	$545.30	$540.81	$386.75

Ratio of net expenses to average net assets	0.67%[3]	0.67%	0.67%	0.68%	0.70%	0.75%

Ratio of net investment income to average net assets	2.22%[3]	2.04%	1.94%	1.30%	2.10%	3.29%

Portfolio turnover rate	9%[2]	5%	26%	14%	11%	7%

[1]	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes which are an integral part of the financial statements.

Bruce Fund

Notes to the Financial Statements (Unaudited)

December 31, 2017

NOTE A – ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund is an open end diversified management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation – The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their fair value as described in Note C.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial

Bruce Fund

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2017

statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends and distributions to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE C – SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best

Bruce Fund

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2017

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Bruce Fund

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2017

Fixed income securities, including convertible preferred stocks, corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Bruce Fund

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2017

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, based on the three levels defined above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,674,038	$–	$–	$23,674,038
Consumer Staples	1,006,200	–	–	1,006,200
Energy	294,780	–	–	294,780
Financials	26,177,500	4,388,667	–	30,566,167
Health Care	78,074,171	–	–	78,074,171
Industrials	63,697,144	–	–	63,697,144
Information Technology	12,767,400	–	–	12,767,400
Materials	8,926,550	–	–	8,926,550
Utilities	113,278,349	–	–	113,278,349
Convertible Preferred Stocks
Consumer Staples	2,850,696	–	–	2,850,696
Energy	3,019,084	–	–	3,019,084
Corporate Bonds
Consumer Discretionary	–	1,755,000	–	1,755,000
Energy	–	7,048,895	412,000	7,460,895
Financials	–	6,036,169	–	6,036,169
Health Care	–	4,653,750	–	4,653,750
Utilities	–	9,125,102	–	9,125,102
Convertible Corporate Bonds
Health Care	–	13,213,134	12,607,079	25,820,213
Industrials	–	3,046,875	–	3,046,875
U.S. Government Bonds
U.S. Treasury Strips	–	122,898,512	–	122,898,512
U.S. Municipal Bonds	–	10	–	10
Money Market	55,223,742	–	–	55,223,742
Total	$388,989,654	$172,166,114	$13,019,079	$574,174,847

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price

•	Price given by pricing service

•	Last quoted bid & asked price

•	Third party bid & asked price

•	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate

Bruce Fund

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2017

bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of December 31, 2017:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At December 31, 2017	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$412,000	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
Convertible Corporate Bonds	$832,379	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
	$11,774,700	Comparable Security Analysis	Common Stock Valuation	N/A

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2017	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfer in Level 3*(a)	Transfer out Level 3*(b)	Balance as of December 31, 2017
Corporate Bonds	$7,432,000	$–	$6,493	$(6,493)	$–	$–	$–	$(7,020,000)	$412,000
Convertible Corporate Bonds	14,930,879	–	(3,401)	679,601	18,690,000	(21,690,000)	–	–	12,607,079
Total	$22,362,879	$–	$3,092	$673,108	$18,690,000	$(21,690,000)	$–	$(7,020,000)	$13,019,079
*	The amount of transfers in and/or out are reflected at the reporting period end.
(a)

Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of December 31, 2017.

(b)

Transfer out relate primarily to securities for which observable inputs became available during the period, and as of December 31, 2017, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of December 31, 2017.

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held December 31, 2017 was $673,108.

Total Change in Unrealized Appreciation
Corporate Bonds	$(6,493)
Convertible Corporate Bonds	679,601
Total	$673,108

Bruce Fund

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2017

NOTE D – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2017, cost of purchases and proceeds from maturities and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Purchases	$46,794,078
Sales	$47,305,119

NOTE E – RELATED PARTIES

Bruce & Co., Inc., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000

At December 31, 2017, Robert B. Bruce was the beneficial owner of 18,412 Fund shares, R. Jeffrey Bruce was the beneficial owner of 7,290 Fund shares and Robert DeBartolo and was the beneficial owner of 23 Fund shares, and W. Martin Johnson was the beneficial owner of 5 Fund shares. Robert B. Bruce, Robert DeBartolo, and W. Martin Johnson are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

NOTE F – FEDERAL INCOME TAXES

At December 31, 2017, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$171,059,287
Gross Unrealized (Depreciation)	(28,965,562)
Net Unrealized Appreciation on Investments	$142,093,725
Tax Cost	$432,081,122

At June 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$5,978,521
Undistributed Long-Term Capital Gains	5,089,438
Unrealized Appreciation	127,826,581
Total	$138,894,540

Bruce Fund

Notes to the Financial Statements (Unaudited) (concluded)

December 31, 2017

Certain capital and qualified late year ordinary losses incurred within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended June 30, 2017, the Fund had no deferred post October capital losses.

The tax character of distributions paid during the fiscal year 2017 was as follows:

Distributions paid from:
Ordinary Income	$11,169,752
Long-term Capital Gain	22,534,288
$33,704,040

NOTE G – RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placement. At December 31, 2017, the aggregate market value of such securities listed below amounted to $24,591,629 or 4% of the Fund’s net assets. 97% of the restricted securities are valued using quoted market prices, while the other 3% are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The chart below shows the restricted securities held by the Fund as of December 31, 2017:

Issuer Description	Acquisition Date		Principal Amount	Cost	Value
Corporate Bonds
Land O’ Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09		$1,500,000	$1,075,613	$1,755,000
Security Benefit Life Insurance Co., 7.45%, 10/1/33	(a	)	5,000,000	4,611,396	6,036,169
PetroQuest Energy, Inc., 10.00%, 2/15/21	(b	)	7,715,471	5,923,888	5,902,335
AMAG Pharmaceuticals, Inc., 7.88%, 9/1/23	5/18/16		1,000,000	893,235	978,750
Valeant Pharmaceuticals International, Inc. 6.13%, 4/15/25	5/11/17		4,000,000	3,248,369	3,675,000

Convertible Corporate Bonds
Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21	(c	)	2,000,000	1,875,903	830,000
Xtant Medical Holdings, Inc., 6.00%, 7/15/21 (d)	7/31/15		2,000,000	2,023,694	800,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15		1,500,000	1,537,600	1,567,500
Team, Inc., 5.00%, 8/1/23	(e)		3,000,000	2,630,673	3,046,875

(a)	Purchased multiple taxlots beginning on 4/21/11.
(b)	Purchased multiple taxlots beginning on 9/27/16.
(c)	Purchased multiple taxlots beginning on 6/29/15.
(d)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(e)	Purchased multiple taxlots beginning on 8/22/17.

NOTE H – SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to the financial statements as a whole have been accordingly disclosed.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2017) and held for the entire period (through December 31, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	July 1, 2017	December 31, 2017	July 1 – December 31, 2017
Actual	$1,000.00	$1,045.20	$3.45
Hypothetical**	$1,000.00	$1,021.83	$3.41

*	Expenses are equal to the Fund’s six month annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

Approval of Management Agreement (Unaudited)

Information Considered:  Director Independence, Fund Activities and Shareholder benefit, Auditor selection.

Director Discussion:  Director DeBartolo and Director Johnson represented and verified that they continued to be independent directors and have not recently bought or sold any shares in the Fund. R. Jeffrey Bruce presented the performance, turnover, and expenses of the Fund and confirmed and demonstrated that the Fund activities were being conducted for the benefit of the Shareholders. The Board discussed and reviewed the presentation and Independent Directors Johnson and DeBartolo reviewed the Fund’s activities and performance and stated that the performance of the Fund over the long term continues to be excellent with a conservative approach and with eye toward down side protections in an uncertain market while maintaining a low cost, low expense approach that reinforces the Funds overall investment strategy. The Directors then reviewed and discussed the selection of Grant Thornton as Auditor.

Director Vote:  Director Johnson made a motion to approve and renew the Investment Advisory Contract (Chairman Bruce and Director Bruce abstained), seconded by Director DeBartolo, unanimously approved. Director DeBartolo moved (seconded by Director Johnson) to approve and confirmed the selection of Grant Thornton as Auditor, which motion unanimously carried.

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal formation to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

BRUCE FUND

OFFICERS AND DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Administrator, Transfer Agent and

Fund Accountant

Ultimus Asset Services, LLC

Cincinnati, Ohio

Distributor

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, Indiana 46240

Counsel

Klevatt & Associates

Chicago, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2.	Code of Ethics. Not Applicable.

Item 3.	Audit Committee Financial Expert. Not Applicable.

Item 4.	Principal Accountant Fees and Services. Not Applicable.

Item 5.	Audit Committee of Listed Companies. Not Applicable.

Item 6.	Schedule of Investments.

(a)	Not Applicable. (schedule filed with Item 1)

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable – Applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable – Applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – Applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)    The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	2/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	2/28/18

By	/s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date	2/28/18